Insurance Risk - Summary of concentration of insurance risks (Details) € in Thousands, $ in Thousands, ₫ in Millions, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 VND (₫)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 VND (₫)
Insurance risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	₩ 40,411,088				₩ 41,539,373
Insurance risk [member] | Domestic [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	40,411,937				41,540,714
Insurance risk [member] | International [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	(849)				(1,341)
Insurance risk [member] | Insurance contracts [member] | Insurance Contract Participating [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	4,959,061				5,200,167
Insurance risk [member] | Insurance contracts [member] | Insurance Contract Non-Participating [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	29,807,816				31,159,084
Insurance risk [member] | Insurance contracts [member] | Insurance Contract Variable [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	5,591,163				4,834,945
Insurance risk [member] | Insurance contracts [member] | Domestic [member] | Insurance Contract Participating [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	4,959,061				5,200,167
Insurance risk [member] | Insurance contracts [member] | Domestic [member] | Insurance Contract Non-Participating [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	29,808,665				31,160,425
Insurance risk [member] | Insurance contracts [member] | Domestic [member] | Insurance Contract Variable [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	5,591,163				4,834,945
Insurance risk [member] | Insurance contracts [member] | International [member] | Insurance Contract Participating [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	0				0
Insurance risk [member] | Insurance contracts [member] | International [member] | Insurance Contract Non-Participating [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	(849)				(1,341)
Insurance risk [member] | Insurance contracts [member] | International [member] | Insurance Contract Variable [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	0				0
Insurance risk [member] | Reinsurance Contract [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	53,048				345,177
Insurance risk [member] | Reinsurance Contract [member] | Domestic [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	53,048				345,177
Insurance risk [member] | Reinsurance Contract [member] | International [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration of insurance risks	0				0
Currency risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Foreign currency amount		$ 279,946	€ 110	₫ (15,540)		$ 168,209	€ 119	₫ (23,242)
KRW converted amount	₩ 401,031	$ 401,695	€ 185	₫ (849)	₩ 246,108	$ 247,267	€ 182	₫ (1,341)